Other Payables and Accruals (Details) - Schedule of Contract Liabilities - USD ($)	Dec. 31, 2023		Dec. 31, 2022		Jan. 01, 2022
Contract liabilities arising from:
Contract liabilities	$ 1,312,735	[1]	$ 301,986	[1]	$ 568,354
Internet leads generation and marketing service income [Member]
Contract liabilities arising from:
Contract liabilities	1,256,307		225,632		425,897
Marketing and events income [Member]
Contract liabilities arising from:
Contract liabilities	$ 56,428		$ 76,354		$ 142,457

[1]	Details of contract liabilities are as follows: